Dreyfus Variable Investment Fund

-Opportunistic Small Cap Portfolio

Incorporated herein by reference is the definitive version of the above-referenced fund’s prospectus filed pursuant to Rule 497c under the Securities Act of 1933, as amended, on April 30, 2015 (SEC Accession No. 0000813383-15-000015).